Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Payables and Accruals [Abstract]
Accrued incentives	$ 2,812	$ 2,094	$ 3,736
Accrued liabilities - general	2,112	1,850	2,790
Accrued liabilities - clinical trials	1,965	2,297	3,115
Accrued payroll	1,041	718	557
Accrued vacation	384	362	327
Accrued taxes	89	34	31
Total accrued liabilities	$ 8,403	$ 7,355	$ 10,556